UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 3.2%
CAE, Inc.	500,000	$7,639,959
Textron, Inc.	160,000	7,614,400
United Technologies Corp.	136,000	15,260,560

		$30,514,919

Auto Components — 0.5%
Delphi Automotive PLC(1)	65,000	$5,231,850

		$5,231,850

Automobiles — 0.5%
Ford Motor Co.	390,000	$4,539,600

		$4,539,600

Banks — 6.1%
JPMorgan Chase & Co.	293,000	$25,737,120
People’s United Financial, Inc.(1)	510,000	9,282,000
Wells Fargo & Co.(1)	430,000	23,933,800

		$58,952,920

Beverages — 3.8%
Anheuser-Busch InBev SA/NV ADR	172,800	$18,966,528
Diageo PLC	630,000	18,040,168

		$37,006,696

Biotechnology — 4.2%
AbbVie, Inc.(1)	78,000	$5,082,480
Alexion Pharmaceuticals, Inc.(2)	23,000	2,788,520
Biogen, Inc.(2)	10,800	2,952,936
Celgene Corp.(1)(2)	38,500	4,790,555
Gilead Sciences, Inc.	317,800	21,584,976
Incyte Corp.(1)(2)	22,000	2,940,740

		$40,140,207

Building Products — 1.2%
Johnson Controls International PLC(1)	264,000	$11,119,680

		$11,119,680

Capital Markets — 1.5%
Blackstone Group LP (The)	316,000	$9,385,200
Lazard, Ltd., Class A	118,000	5,426,820

		$14,812,020

Chemicals — 1.9%
Dow Chemical Co. (The)(1)	123,000	$7,815,420
LyondellBasell Industries NV, Class A(1)	120,639	11,001,070

		$18,816,490

Commercial Services & Supplies — 1.2%
Brambles, Ltd.	900,000	$6,427,302
Deluxe Corp.	67,000	4,835,390

		$11,262,692

Security	Shares	Value
Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	526,000	$17,778,800

		$17,778,800

Containers & Packaging — 1.5%
International Paper Co.(1)	283,153	$14,378,509

		$14,378,509

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)(2)	71,000	$5,146,790

		$5,146,790

Diversified Telecommunication Services — 3.9%
AT&T, Inc.(1)	232,000	$9,639,600
Verizon Communications, Inc.	567,880	27,684,150

		$37,323,750

Electric Utilities — 2.5%
PG&E Corp.	202,100	$13,411,356
Pinnacle West Capital Corp.(1)	130,000	10,839,400

		$24,250,756

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.(1)	205,000	$9,380,800

		$9,380,800

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	132,000	$10,309,200

		$10,309,200

Equity Real Estate Investment Trusts (REITs) — 3.2%
Equity Residential	154,000	$9,581,880
Extra Space Storage, Inc.	133,000	9,893,870
National Retail Properties, Inc.	259,000	11,297,580

		$30,773,330

Food & Staples Retailing — 1.4%
CVS Health Corp.(1)	49,000	$3,846,500
Wal-Mart Stores, Inc.(1)	140,400	10,120,032

		$13,966,532

Food Products — 2.7%
B&G Foods, Inc.(1)	249,000	$10,022,250
Pinnacle Foods, Inc.	272,400	15,763,788

		$25,786,038

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	104,000	$12,699,440

		$12,699,440

Health Care Providers & Services — 1.6%
Aetna, Inc.	118,000	$15,050,900

		$15,050,900

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.(1)	82,000	$4,679,740
McDonald’s Corp.	40,000	5,184,400

		$9,864,140

Household Durables — 0.5%
Whirlpool Corp.(1)	30,000	$5,139,900

		$5,139,900

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.8%
NextEra Energy Partners LP	235,000	$7,785,550

		$7,785,550

Industrial Conglomerates — 2.4%
General Electric Co.(1)	767,000	$22,856,600

		$22,856,600

Insurance — 5.4%
American Financial Group, Inc.	103,300	$9,856,886
AmTrust Financial Services, Inc.(1)	215,000	3,968,900
Chubb, Ltd.(1)	141,500	19,279,375
First American Financial Corp.(1)	494,000	19,404,320

		$52,509,481

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)(2)	18,800	$16,666,952

		$16,666,952

Internet Software & Services — 4.2%
Alphabet, Inc., Class C(2)	29,544	$24,508,521
Facebook, Inc., Class A(2)	116,600	16,563,030

		$41,071,551

IT Services — 1.7%
Amdocs, Ltd.	158,000	$9,636,420
International Business Machines Corp.(1)	41,400	7,209,396

		$16,845,816

Leisure Products — 1.0%
Mattel, Inc.(1)	366,000	$9,373,260

		$9,373,260

Media — 3.9%
Interpublic Group of Cos., Inc.(1)	633,000	$15,552,810
Time Warner, Inc.	142,000	13,874,820
Walt Disney Co. (The)	71,400	8,096,046

		$37,523,676

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	71,000	$2,888,280

		$2,888,280

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	157,000	$16,857,090
ConocoPhillips(1)	188,000	9,375,560
Occidental Petroleum Corp.(1)	109,200	6,918,912
Phillips 66(1)	142,300	11,273,006
Royal Dutch Shell PLC, Class B	351,000	9,648,782

		$54,073,350

Pharmaceuticals — 6.9%
GlaxoSmithKline PLC ADR	117,000	$4,932,720
Johnson & Johnson	144,400	17,985,020
Pfizer, Inc.(1)	738,000	25,246,980
Roche Holding AG PC	38,000	9,717,877
Teva Pharmaceutical Industries, Ltd. ADR	267,000	8,568,030

		$66,450,627

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Ltd.(1)	42,400	$9,283,904
Intel Corp.(1)	613,000	22,110,910

Security	Shares	Value
QUALCOMM, Inc.	84,000	$4,816,560
Texas Instruments, Inc.	69,000	5,558,640

		$41,770,014

Software — 3.6%
Adobe Systems, Inc.(2)	24,000	$3,123,120
Microsoft Corp.	386,000	25,421,960
Oracle Corp.	148,000	6,602,280

		$35,147,360

Specialty Retail — 1.2%
Lowe’s Cos., Inc.	136,000	$11,180,560

		$11,180,560

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	336,600	$48,355,956

		$48,355,956

Tobacco — 3.5%
Altria Group, Inc.	91,790	$6,555,642
Philip Morris International, Inc.(1)	244,700	27,626,630

		$34,182,272

Total Common Stocks (identified cost $858,859,588)		$962,927,264

Short-Term Investments — 1.3%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	353,565	$353,636
State Street Navigator Securities Lending Government Money Market Portfolio(4)	12,434,198	12,434,198

Total Short-Term Investments (identified cost $12,787,834)		$12,787,834

Total Investments — 100.9% (identified cost $871,647,422)		$975,715,098

Other Assets, Less Liabilities — (0.9)%		$(8,849,685)

Net Assets — 100.0%		$966,865,413

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2017. The aggregate market value of securities on loan at March 31, 2017 was $207,295,775 and the total market value of the collateral received by the Fund was $212,229,710 including cash collateral of $12,434,198 and non-cash U.S. Government securities collateral of $199,795,512.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $2,290.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	13,256	$3,452,808
Options written	10,458	4,831,828
Options terminated in closing purchase transactions	(21,433)	(7,014,673)
Options exercised	(1,326)	(329,727)
Options expired	(955)	(940,236)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at March 31, 2017.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,945,912

Gross unrealized appreciation	$123,264,409
Gross unrealized depreciation	(19,495,223)

Net unrealized appreciation	$103,769,186

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$104,666,728	$—		$—	$104,666,728
Consumer Staples	92,901,370	18,040,168		—	110,941,538
Energy	54,733,768	9,648,782		—	64,382,550
Financials	126,274,421	—		—	126,274,421
Health Care	124,623,297	9,717,877		—	134,341,174
Industrials	69,326,589	6,427,302		—	75,753,891
Information Technology	210,350,297	—		—	210,350,297
Materials	36,083,279	—		—	36,083,279
Real Estate	30,773,330	—		—	30,773,330
Telecommunication Services	37,323,750	—		—	37,323,750
Utilities	32,036,306	—		—	32,036,306
Total Common Stocks	$919,093,135	$43,834,129	*	$—	$962,927,264
Short-Term Investments	$12,434,198	$353,636		$—	$12,787,834
Total Investments	$931,527,333	$44,187,765		$—	$975,715,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to Shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017